SCHEDULE OF MOVEMENT OF INVENTORY IMPAIRMENT PROVISION (Details) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Inventory Disclosure [Abstract]
Balance at beginning of the period	$ 1,127,700		$ 1,942,922		$ 1,942,922		$ 1,810,384		$ 1,617,467
Addition	148,912		261,851		483,992		1,506,422		1,544,475
Deletion	(419,712)	[1]	(1,464,982)	[1]	(1,257,111)	[2]	1,321,709	[2]	1,220,673	[2]
Exchange difference	17,997		(36,079)		(42,103)		52,175		(130,885)
Balance at end of the period	$ 874,897		$ 703,712		$ 1,127,700		$ 1,942,922		$ 1,810,384

[1]	Inventory with impairment provision in the earlier period was sold for the six months ended of June 30, 2025 and 2024.
[2]	Inventory with impairment provision in the earlier period was sold for the years ended of December 31, 2024, 2023 and 2022.